Financial Assets and Financial Liabilities_Details Of Financial Assets Subject To Offsetting(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	₩ 54,906,857	₩ 45,172,197
Gross liabilities offset	(41,298,745)	(31,817,137)
Net amounts in the statement of financial position	13,608,112	13,355,060
Non-offsetting amount
Financial Instruments	(10,975,398)	(11,681,814)
Cash Collateral	(263,564)	(288,040)
Net amount	2,369,150	1,385,206
Derivatives held for trading and Derivatives linked securities
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	5,425,708	3,043,757
Gross liabilities offset	0	0
Net amounts in the statement of financial position	5,425,708	3,043,757
Non-offsetting amount
Financial Instruments	(3,940,729)	(2,122,160)
Cash Collateral	(263,564)	(288,040)
Net amount	1,556,289	815,632
Derivatives held for hedging
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	334,874	182,075
Gross liabilities offset	0	0
Net amounts in the statement of financial position	334,874	182,075
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	0	0
Receivable spot exchange
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,435,657	3,051,390
Gross liabilities offset	0	0
Net amounts in the statement of financial position	3,435,657	3,051,390
Non-offsetting amount
Financial Instruments	(3,434,222)	(3,050,116)
Cash Collateral	0	0
Net amount	1,435	1,274
Bonds purchased under repurchase agreements
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,600,447	6,507,646
Gross liabilities offset	0	0
Net amounts in the statement of financial position	3,600,447	6,507,646
Non-offsetting amount
Financial Instruments	(3,600,447)	(6,507,046)
Cash Collateral	0	0
Net amount	0	600
Domestic exchange settlement debits
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	37,549,292	31,344,009
Gross liabilities offset	(36,823,836)	(30,794,160)
Net amounts in the statement of financial position	725,456	549,849
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	725,456	549,849
Other financial instruments
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	4,560,879	1,043,320
Gross liabilities offset	(4,474,909)	(1,022,977)
Net amounts in the statement of financial position	85,970	20,343
Non-offsetting amount
Financial Instruments	0	(2,492)
Cash Collateral	0	0
Net amount	₩ 85,970	₩ 17,851